Property and equipment, net - Schedule of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		¥ 34,918	¥ 17,481
Less: Accumulated depreciation		(12,552)	(7,546)
Property and equipment, net	$ 3,296	22,366	9,935
Molds [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		17,243	8,938
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		11,082	4,172
Computer and electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		6,312	4,016
Other [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		¥ 281	¥ 355